Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Schedule of reconciliation of share capital
	2020	2019	2018
	(Euro, in thousands)
On January 1	€287,282	€236,540	€233,414
Share capital increase	4,031	55,189	19,090
Costs of capital increase	—	(4,447)	(15,964)
Share capital on December 31,	€291,312	€287,282	€236,540

Aggregate share capital	€353,819	€349,789	€294,600
Costs of capital increase (accumulated)	(62,507)	(62,507)	(58,060)
Share capital on December 31,	€291,312	€287,282	€236,540

Schedule of history of the share capital
Date	Share capital increase new shares (in thousands €)	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2018				46,256	€250,187
March 20, 2018		1,613	298
June 20, 2018		556	103
September 17, 2018	16,021		2,961
October 3, 2018		733	135
November 23, 2018		167	31
December 31, 2018				54,466	294,600
March 20, 2019		808	149
June 20, 2019		1,127	208
August 23, 2019	36,945		6,829
September 19, 2019		1,632	302
November 6, 2019		14,162	2,618
November 25, 2019		515	95
December 31, 2019				64,667	349,789
March 17, 2020		824	152
May 28, 2020		2,356	436
September 18, 2020		467	86
December 4, 2020		384	71
December 31, 2020				65,412	€353,819

Summary of capital increases
(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2018	50,936,778	€233,414	€993,025	€1,226,439

March 20, 2018 : exercise of subscription rights	298,184	1,613	2,311	3,924	13.16	83.72

June 20, 2018 : exercise of subscription rights	102,801	556	781	1,337	13.01	85.00

September 17, 2018 : U.S. public offering
ADSs (fully paid)	2,961,373	16,021	280,167	296,188
Underwriter discounts and offering expenses (paid)		(15,964)		(15,964)
Total U.S. public offering	2,961,373	57	280,167	280,224		99.68

October 3, 2018 : exercise of subscription rights	135,485	733	1,281	2,014	14.86	94.32

November 23, 2018 : exercise of subscription rights	30,800	167	215	382	12.40	88.90

On December 31, 2018	54,465,421	236,540	1,277,780	1,514,320

March 20, 2019 : exercise of subscription rights	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of subscription rights	208,310	1,127	3,198	4,325	20.76	113.55

August 23, 2019 : share subscription by Gilead
Ordinary shares (fully paid)	6,828,985	36,945	923,142	960,087		148.90
Derecognition of financial liability from share subscription agreement			56,749	56,749
Underwriter discounts and offering expenses (paid)		(4,447)		(4,447)
Total share subscription by Gilead	6,828,985	32,498	979,891	1,012,389

September 19, 2019 : exercise of subscription rights	301,745	1,632	5,043	6,675	22.12	145.25

Summary of other information
	Ordinary shares	Total
Accounting par value of shares (€)	5.41	5.41